FORM N-1A
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549




REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   /    /


         Pre-Effective Amendment No.                                       /   /
         Post-Effective Amendment No.   35                                   /X/


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           /    /

         Amendment No.   36                                                  /X/


                        (Check appropriate box or boxes.)

          AmeriPrime Advisors Trust - File Nos. 333-85083 and 811-09541
               (Exact Name of Registrant as Specified in Charter)

             1793 Kingswood Drive, Suite 200, Southlake, Texas 76092
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (817) 251-6700

     Kenneth Trumpfheller, AmeriPrime Advisors Trust, 1793 Kingswood Drive,
                       Suite 200, Southlake, Texas 76092
                     (Name and Address of Agent for Service)

                                  With copy to:
                     Donald S. Mendelsohn, Thompson Hine LLP
                          312 Walnut Street, 14th floor
                             Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering:


It is proposed that this filing will become effective:
/ _/ immediately upon filing pursuant to paragraph (b)
/__/ on (date) pursuant to paragraph (b)
/X/ 60 days after filing pursuant to paragraph (a)(1)
/ _/ on (date) pursuant to paragraph (a)(1)
/_ / 75 days after filing pursuant to paragraph (a)(2)
/_ / on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:
/_/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


347461.7

                                  PARAGON FUNDS




Prospectus
Paragon Dynamic Fortress Fund
Paragon Fund











                                 October 1, 2002














3651 N 100 E., Suite 275
Provo, UT 84604
1-877-726-4662



         The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                          PAGE

PARAGON DYNAMIC FORTRESS FUND..................................................

PARAGON FUND...................................................................

FEES AND EXPENSES OF THE FUNDS.................................................

HOW TO BUY SHARES..............................................................

HOW TO REDEEM SHARES...........................................................

DETERMINATION OF NET ASSET VALUE...............................................

DIVIDENDS, DISTRIBUTIONS AND TAXES.............................................

MANAGEMENT OF THE FUND.........................................................

FINANCIAL HIGHLIGHTS...........................................................

PRIVACY POLICY.................................................................

FOR MORE INFORMATION.................................................BACK COVER

                               RISK/RETURN SUMMARY
                          PARAGON DYNAMIC FORTRESS FUND

Investment Objective

     The investment objective of the Paragon Dynamic Fortress Fund is long-term growth of capital and preservation of capital.

Principal Strategies


     The Dynamic Fortress Fund seeks to achieve its objective primarily by investing in equity securities and selling equity securities short as a hedge against adverse market conditions. The Dynamic Fortress Fund's adviser follows a dynamic model that allocates the Fund's portfolio among equity asset and style classes and between securities it holds "long" and sells short, based on the model's assessment of overall market direction. The adviser anticipates that the Dynamic Fortress Fund's model will result in active trading of the Fund's portfolio securities and a high portfolio turnover rate.

     The Paragon Dynamic Fortress Fund is intended to be a more conservative fund than the Paragon Fund. For example, the Dynamic Fortress Fund invests in a broader range of industry sectors than the Paragon Fund, and while the Paragon Fund allocates a portion of its portfolio to stocks in the NASDAQ 100 Index, the Dynamic Fortress Fund allocates a portion of its portfolio to stocks in the S&P 100 Index.


     When the Fund invests in common stocks of individual companies, it will generally invest in companies within specific styles (e.g., small cap value, large cap growth) that the adviser's proprietary style model indicates have the greatest potential for upward price movement. Within a style, the adviser will select companies whose securities are experiencing upward price momentum (i.e., the stock price is increasing) and other positive developments such as favorable valuations (i.e., low P/E ratios relative to sector or industry) or upward analyst earnings estimate revisions (i.e., analysts have raised estimates for the company's earnings).

     The Fund may also take "long" and short positions in exchange traded funds such as Standard & Poor's Depositary Receipts (commonly referred to as SPDRs), closed-end mutual funds and other equity securities that have broad exposure to various market sectors. The Fund will use these instruments to increase exposure to sectors the adviser's model indicates have the greatest potential for upward price movement, and to decrease exposure to sectors the adviser's model indicates have the greatest potential for downward price movement.

     Short selling means the Fund sells a security that it does not own, borrows the same security from a broker or other institution to complete the sale, and buys the same security at a later date to repay the lender. If the security is overvalued, and the price declines before the Fund buys the security, the Fund makes a profit. If the price of the security increases before the Fund buys the security, the Fund loses money.

Principal Risks of Investing in the Fund


o Management Risk. The strategy used by the adviser may fail to achieve the intended results and may entail more risk than other stock funds.
o Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio.
o Smaller Company Risk. To the extent the Fund invests in smaller capitalization companies, the Fund will be subject to additional risks. These include:
     o The earnings and prospects of smaller companies are more volatile than larger companies.
     o Smaller companies may experience higher failure rates than do larger companies.
     o The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.
     o Smaller companies may have limited markets, product lines or financial resources and may lack management experience.
o Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual company can be more volatile than the market as a whole. This volatility affects the value of the Fund's shares.
o Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.
o Style Risk. To the extent the Fund invests in a particular style, such as "small capitalization growth" or "large capitalization value," the Fund may be subject to additional risks. If the adviser's judgment about the attractiveness, value or potential appreciation of a particular security proves to be incorrect, the security's price may decrease in value. For example, if the Fund invests in a style that emphasizes "value stocks," the market may not agree with the adviser's determination that a security is undervalued, and the security's price may not increase to what the adviser believes is its full value. It may even decrease in value.
o Sector Risk. If the Fund's portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.
o Short Sale Risk. The Fund engages in short selling activities, which are significantly different from the investment activities commonly associated with conservative stock funds. Positions in shorted securities are speculative and more risky than "long" positions (purchases). You should be aware that any strategy that includes selling securities short could suffer significant losses. Short selling will also result in higher transaction costs (such as interest and dividends), which reduce the Fund's return, and may result in higher taxes.
o Higher Expenses. The Fund will indirectly bear its proportionate share of any fees and expenses paid by the exchange traded funds in which it invests in addition to the fees and expenses payable directly by the Fund.
     Therefore, the Fund will incur higher expenses, many of which may be duplicative.
o Portfolio Turnover Risk. To the extent the Fund has high portfolio turnover, it will generally incur additional costs due to greater brokerage commission expenses (and dealer spreads built into the cost of the securities) than those incurred by a fund with a lower portfolio turnover rate. The higher portfolio turnover rate may result in the realization for federal income tax purposes of additional net capital gains, which also may result in substantial ordinary income to shareholders. These factors may negatively affect the Fund's performance.
o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
o    The Fund is not a complete investment program.
o As with any mutual fund investment, the Fund's returns will vary and you could lose money.



How the Fund has Performed

     The bar chart below shows the Fund's total return for the calendar year ended December 31, 2001. The performance table below shows how the Fund's average annual total returns compare over time to those of a broad-based securities market index. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

[CHART OMITTED]

     During the period shown, the highest return for a quarter was 6.44% (4th quarter, 2001); and the lowest return was -9.73% (1st quarter, 2001). Average Annual Total Returns for the periods ended 12/31/01:

                                            One Year          Since Inception1
The Fund
         Return Before Taxes                -11.24%           -3.89%

         Return After Taxes on
         Distributions2                     ______%           _____%

         Return After Taxes on
         Distributions and Sales
         Of Fund Shares2                    ______%          _____%

S&P 500 Index                               -11.88%          -13.71%

1June 8, 2000

2After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual afater-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                               RISK/RETURN SUMMARY
                                  PARAGON FUND

Investment Objective

     The investment objective of the Paragon Fund is long-term growth of capital.

Principal Strategies


     The Paragon Fund seeks to achieve its objective by investing in equity securities of companies that the Fund's adviser believes offer the potential for long term growth ("long" positions) and selling short equity securities of companies that the adviser believes are overvalued ("short" positions). The adviser uses its dynamic model to allocate the Paragon Fund's portfolio between securities held long and securities sold short. The model identifies the candidates for both long and short positions based on criteria designed to evaluate style and industry strength and weakness characteristics. As more stocks are signaled as "buys," more of the portfolio will be in long positions. As more stocks are signaled as "sells," more of the portfolio will be in short positions. The adviser anticipates that the Paragon Fund's model will result in active trading of the Fund's portfolio securities and a high portfolio turnover rate.

     The Paragon Fund is intended to be a more aggressive fund than the Dynamic Fortress Fund. For example, the Paragon Fund invests in a narrower range of industry sectors than the Dynamic Fortress Fund, and while the Dynamic Fortress Fund allocates a portion of its portfolio to stocks in the S&P 100 Index, the Paragon Fund allocates a portion of its portfolio to stocks in the NASDAQ 100 Index.

     The adviser uses its style and industry strength model to identify securities of a particular investment style (growth or value, for instance), target market capitalization ranges and specific industries as candidates to purchase long or to sell short. For long positions, the adviser identifies styles and industries that it believes, will experience upward price movement over the short term. Typically these styles and industries will be experiencing greater relative price momentum than the U.S. stock market as a whole. For short positions, the adviser identifies styles and industries that it believes will experience downward price pressure over the near term.


     The adviser then uses its dynamic model to select the individual securities from these industries for the Fund's portfolio. The adviser focuses its long positions on companies whose securities are experiencing greater price appreciation relative to other stocks in the industry over the short term.

     The adviser also uses its industry rotation model to identify industries, which it believes will experience downward price pressure over the near term. The adviser will focus its short positions on companies and industries whose securities are experiencing downward price pressures that could be derived from perceived negative developments.

     The adviser's selection process is dynamic, so that as market conditions change, the adviser will shift investments to other companies that may be in different styles or industries. The adviser may also sell a security if the adviser identifies a stock that it believes offers a better investment opportunity.

     Short selling means the Fund sells a security that it does not own, borrows the same security from a broker or other institution to complete the sale, and buys the same security as a later date to repay the lender. If the security is overvalued, and the price declines before the Fund buys the security, the Fund makes a profit. If the price of the security increases before the Fund buys the security, the Fund loses money.


     The Fund may also take "long" and short positions in exchange traded funds such as Standard & Poor's Depositary Receipts (commonly referred to as SPDRs), closed-end mutual funds and other equity securities that have broad exposure to various market sectors. The Fund will use these instruments to increase exposure to sectors the adviser's model indicates have the greatest potential for upward price movement, and to decrease exposure to sectors the adviser's model indicates have the greatest potential for downward price movement.

     The Fund may also be overweighted at times in certain styles (such as growth or value), certain sectors (such as the technology, health care, energy or financial services sectors) and market capitalizations (such as large-cap stocks or small-cap stocks).


Principal Risks of Investing in the Fund


o Management Risk. The strategy used by the adviser may fail to achieve the intended results and may entail more risk than other stock funds.
o Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio.
o Smaller Company Risk. To the extent the Fund invests in smaller capitalization companies, the Fund will be subject to additional risks. These include:
     o The earnings and prospects of smaller companies are more volatile than larger companies.
     o Smaller companies may experience higher failure rates than do larger companies.
     o The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.
     o Smaller companies may have limited markets, product lines or financial resources and may lack management experience.
o Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual company can be more volatile than the market as a whole. This volatility affects the value of the Fund's shares.
o Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.
o Style Risk. To the extent the Fund invests in a particular style, such as "small capitalization growth" or "large capitalization value," the Fund may be subject to additional risks. If the adviser's judgment about the attractiveness, value or potential appreciation of a particular security proves to be incorrect, the security's price may decrease in value. For example, if the Fund invests in a style that emphasizes "value stocks," the market may not agree with the adviser's determination that a security is undervalued, and the security's price may not increase to what the adviser believes is its full value. It may even decrease in value.
o Sector Risk. If the Fund's portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.
o Short Sale Risk. The Fund engages in short selling activities, which are significantly different from the investment activities commonly associated with conservative stock funds. Positions in shorted securities are speculative and more risky than "long" positions (purchases). You should be aware that any strategy that includes selling securities short could suffer significant losses. Short selling will also result in higher transaction costs (such as interest and dividends), which reduce the Fund's return, and may result in higher taxes.
o Higher Expenses. The Fund will indirectly bear its proportionate share of any fees and expenses paid by the exchange traded funds in which it invests in addition to the fees and expenses payable directly by the Fund.
     Therefore, the Fund will incur higher expenses, many of which may be duplicative.
o Portfolio Turnover Risk. To the extent the Fund has high portfolio turnover, it will generally incur additional costs due to greater brokerage commission expenses (and dealer spreads built into the cost of the securities) than those incurred by a fund with a lower portfolio turnover rate. The higher portfolio turnover rate may result in the realization for federal income tax purposes of additional net capital gains, which also may result in substantial ordinary income to shareholders. These factors may negatively affect the Fund's performance.
o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
o    The Fund is not a complete investment program.
o As with any mutual fund investment, the Fund's returns will vary and you could lose money.


How the Fund has Performed

     Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the fund because it demonstrates how its returns have varied over time. The Bar Chart and Performance Table that would otherwise appear in this Prospectus have been omitted because the Fund is recently organized and has less than one full calendar year of operations.

                         FEES AND EXPENSES OF THE FUNDS

     The tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The fees and expenses of the Paragon fund are estimated.

Shareholder Fees                                              Paragon Dynamic
                                                              Fortress Fund             Paragon Fund

(Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases                       NONE                  NONE
Maximum Deferred Sales Charge (Load)                                   NONE                  NONE
Redemption Fee1                                                        NONE                  NONE

Annual Fund Operating Expenses
 (Expenses that are deducted from Fund assets)
Management Fee                                                         1.95%                 1.95%
Distribution and/or Service (12b-1) Fees                               0.00%                 0.00%
Other Expenses                                                         0.92%                 1.68%2
Total Annual Fund Operating Expenses                                   2.87%3                3.63%

1A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.
2Other Expenses" are based on estimated amounts for the current fiscal year and include dividends on short sales which the adviser estimates will equal ____% (annualized) of the Fund.
3 Absent dividends and borrowing costs on securities sold short, Total Annual Fund Operating Expenses would be 2.76%.


Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 Year            3 Year            5 Year           10 Year
                                   ------            ------            ------           -------

Paragon Dynamic Fortress Fund       $301             $968              $1,729           $4,115
Paragon Fund                        $381             $1,215            $2,154           $5,035


          ADDITIONAL INFORMATION ABOUT THE FUNDS' STRATEGIES AND RISKS

     The adviser follows a dynamic model that allocates each Fund's portfolio among equity asset and style classes and between securities it holds "long" and sells short, based on the model's assessment of overall market direction. The more confident the model is in the upward direction of the equity market, the lower each Fund's exposure to short positions. Likewise, the less confident the model is in the upward direction of the equity market, the greater each Fund's exposure to short positions. Under normal circumstances, both Funds may hold both "long" and short positions. In connection with its short sales, each Fund will be required to maintain a segregated account with the custodian of cash or high grade liquid assets which will be marked to market daily so that it equals
(i) the greater of the current market value of the securities sold short by the Fund or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with its broker (not including the proceeds from the short sales). The Paragon Fund will limit its short sales so that no more than 50% of its net assets (less all its liabilities other than obligations under the short sales) will be deposited as collateral and allocated to the segregated account. The Paragon Dynamic Fortress Fund will limit its short sales so that no more than 40% of its net assets (less all its liabilities other than obligations under the short sales) will be deposited as collateral and allocated to the segregated account. However, the segregated account and deposits will not necessarily limit the Fund's potential loss on a short sale, which is unlimited.


     The adviser will select securities for "long" and short positions within each asset or style class based on its perception of market conditions. The adviser focuses its "long" positions on countries; industries and companies whose securities are experiencing upward price momentum (i.e., the stock price is increasing) and other positive developments such as favorable valuations (i.e., low P/E ratios relative to sector or industry) and upward analyst earnings estimate revisions (i.e., analysts have raised estimates for the company's earnings). The adviser will focus its short positions on instruments that offer broad sector exposure, such as exchange-traded funds; in sectors that the adviser believes have greater potential for downward price movement. The adviser's selection process is dynamic, so that as market conditions change, the adviser will shift investments to other companies that may be in different industries or countries. The adviser may also sell a security if the adviser identifies a security that it believes offers a better investment opportunity.


     The Funds engage in short selling activities, which are significantly different from the investment activities commonly associated with conservative stock funds. Positions in shorted securities are speculative and more risky than "long" positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transactions costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk.
Depending on market conditions, a Fund may have difficulty purchasing the security sold short, and could be forced to pay a premium for the security. There can be no assurance that the Fund will be able to close out the short position at any particular time or at an acceptable price. You should be aware of the intrinsic risk involved in each Fund and be cognizant that any strategy that includes selling securities short can suffer significant losses. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce the Fund's return.



     Each Fund will primarily invest in common stocks and exchange-traded funds. Exchange traded funds include S&P Depositary Receipts ("SPDRs"), S&P Sector SPDRs, iShares, streetTRACKS, HOLDRs and other security baskets. SPDRs are exchange-traded shares that represent ownership in the SPDR Trust, an investment company that was established to own the stocks included in the S&P 500 Index. S&P Sector SPDRs are similar investment companies that own the stocks included in various sector indexes. The price and dividend yield of SPDRs and S&P Sector SPDRs track the movement of the appropriate S&P index relatively closely. There are other exchange-traded funds, such as iShares and streetTracks that own the stocks in various sector indexes. HOLDRs are a fixed basket of approximately twenty stocks of companies in a particular industry, sector or other group. These groups include biotech, business-to-business, Internet, pharmaceutical, retail and telecommunications HOLDRs, among others.


     The Funds may also invest in various sector exchange traded funds such as the Basic Industries Select Sector Index, Consumer Services Select Sector Index, Consumer Staples Select Sector Index, Cyclical/Transportation Select Sector Index, Energy Select Sector Index, Financial Select Sector Index, Industrial Select Sector Index, Technology Select Sector Index, Utilities Select Sector Index. Additionally, each Fund may invest in new exchange traded shares as they become available. If a Fund's portfolio is overweighted in a certain industry sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.

     The Funds may invest in foreign companies in the world's developed and emerging markets by purchasing American Depositary Receipts ("ADRs") and exchange traded funds like World Equity Benchmark Shares ("WEBS") and iShares. An ADR is a U.S. dollar denominated certificate that evidences ownership of shares of a foreign company. ADRs are alternatives to the direct purchase of the underlying foreign stock. WEBS represent a broad portfolio of publicly traded stocks in a selected country. Each WEBS Index Series seeks to generate investment results that generally correspond to the market yield performance of a given Morgan Stanley Capital International (MSCI) Index. To the extent a Fund invests in ADRs or foreign exchange traded funds, the Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information.


     All of the "foreign risks" described above are heightened to the extent a Fund invests in securities of emerging foreign markets. There may be greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; risk of companies that may be newly organized and small; and less developed legal systems.

GENERAL INFORMATION

     The investment objective of either Fund may be changed without shareholder approval.


     The Funds are non-diversified Funds, which means that each Fund may take a larger position in a small number of companies than a diversified fund. The Funds will be subject to substantially more investment risk and potential for volatility than diversified funds. Each Fund's share price could fall if the Fund is heavily invested in a particular security and the price of that security falls.


     From time to time, either Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, either Fund may hold all or a portion of its assets in money market instruments, money market funds or repurchase agreements. If a Fund invests in shares of a money market fund or other investment company, the shareholders of the Fund generally will be subject to duplicative management fees. In addition, either Fund may temporarily discontinue short selling in extreme market conditions. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. Either Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

                                HOW TO BUY SHARES

Initial Purchase

     The minimum initial investment in each Fund is $5,000 ($500 for qualified retirement accounts and medical savings accounts). Investors choosing to purchase or redeem their shares through a broker-dealer or other institution may be charged a fee by that institution. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

By Mail - To be in proper form, your initial purchase request must include:

o a completed and signed investment application form (which accompanies this Prospectus);
o a check made payable to the Paragon Fund or the Paragon Dynamic
Fortress Fund.

Mail the application and check to:

U.S. Mail:    Paragon Dynamic Fortress Fund or            Overnight:     Paragon Dynamic Fortress Fund or
              Paragon Fund                                               Paragon Fund
              c/o Unified Fund Services, Inc.                            c/o Unified Fund Services, Inc.
              P.O. Box 6110                                              431 North Pennsylvania Street
              Indianapolis, Indiana 46206-6110                           Indianapolis, Indiana 46204

By Wire - You may also purchase shares of a Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Fund's transfer agent, at 1-877-726-4662 to obtain instruction on how to set up your account and to obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:

         U.S. Bank, N.A.
         ABA #0420-0001-3
         Attn: Paragon Funds
         D.D.A. # 821662640
         Fund Name ____________________     (write in fund name)
         Account Name _________________     (write in shareholder name)
         For the Account # ______________   (write in account number)

     You must provide a signed application to Unified Fund Services, Inc. at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Funds, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by a Fund. Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Funds or the transfer agent. There is presently no fee for the receipt of wired funds, but the Funds may charge shareholders for this service in the future.

Additional Investments

         You may purchase additional shares of a Fund (subject to a $1,000 minimum) by mail, wire or automatic investment. Each additional mail purchase request must contain:

o        your name
o        the name of your account(s),
o        your account number(s),
o        the name of the Fund
o        a check made payable to the Fund

Send your purchase request to the address listed under the heading "How to Buy Shares-Initial Purchase." A bank wire should be sent as outlined above.

Automatic Investment Plan

     You may make regular investments in the Funds with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $250 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If your bank rejects an Automatic Investment Plan purchase, your shareholder account will be charged a fee to defray bank charges.

Tax Sheltered Retirement Plans

     Since the Funds are oriented to longer term investments, shares of the Funds may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans ("IRAs"); simplified employee pensions ("SEPs"); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. Contact the transfer agent for the procedure to open an IRA or SEP plan and more specific information regarding these retirement plan options. Please consult with your attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Funds from the IRA unless you pay the fees directly to the IRA custodian. Call the transfer agent about the IRA custodial fees.

How to Exchange Shares

     As a shareholder in the Funds, you may exchange shares valued at $5,000 or more for shares of any other Paragon Fund. You may call the transfer agent at 1-877-726-4662 to exchange shares. An exchange may also be made by written request signed by all registered owners of the account mailed to the address listed above. Requests for exchanges received prior to close of trading on the New York Stock Exchange (4:00 p.m. Eastern time) will be processed at the next determined net asset value ("NAV") as of the close of business on the same day.

     An exchange is made by selling shares of one Fund and using the proceeds to buy shares of another Fund, with the NAV for the sale and the purchase calculated on the same day. An exchange results in a sale of shares for federal income tax purposes. If you make use of the exchange privilege, you may realize either a long term or short term capital gain or loss on the shares sold.

     Before making an exchange, you should consider the investment objective of the Funds to be purchased. If your exchange creates a new account, you must satisfy the requirements of the Funds in which shares are being purchased. You may make an exchange to a new account or an existing account; however, the account ownership must be identical. Exchanges may be made only in states where an exchange may legally be made. The Funds reserve the right to terminate or modify the exchange privilege at any time.

Other Purchase Information

     The Funds may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Funds. If you are already a shareholder, the Funds can redeem shares from any identically registered account in the Funds as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Funds. Checks must be made payable to the Funds; the Funds do not accept third party checks.

     The Funds have authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Funds are deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the transfer agent.

                              HOW TO REDEEM SHARES

     You may receive redemption payments in the form of a check or federal wire transfer. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

     By Mail - You may redeem any part of your account in the Funds at no charge by mail. Your request should be addressed to:

U.S. Mail:    Paragon Dynamic Fortress Fund or            Overnight:     Paragon Dynamic Fortress Fund or
              Paragon Fund                                               Paragon Fund
              c/o Unified Fund Services, Inc.                            c/o Unified Fund Services, Inc.
              P.O. Box 6110                                              431 North Pennsylvania Street
              Indianapolis, Indiana 46206-6110                           Indianapolis, Indiana 46204

"Proper form" means your request for redemption must include:

o        the Fund name and account number,
o        account name(s) and address,
o        the dollar amount or number of shares you wish to redeem.

     Requests to sell shares are processed at the net asset value next calculated after we receive your order in proper form. To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Funds require that signatures be guaranteed if you request the redemption check made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Funds may also require that signatures be guaranteed for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at 1-877-726-4662 if you have questions. At the discretion of the Funds or Unified Fund Services, Inc., you may be required to furnish additional legal documents to insure proper authorization.

     By Telephone - You may redeem any part of your account in the Funds by calling the transfer agent at 1-877-726-4662. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Funds, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

     The Funds may terminate the telephone redemption procedures at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Funds, although neither the Funds nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail.

     Additional Information - If you are not certain of the requirements for redemption please call the transfer agent at 1-877-726-4662. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Funds may suspend redemptions or postpone payment dates.

     Because the Funds incur certain fixed costs in maintaining shareholder accounts, the Funds may require you to redeem all of your shares in the Funds on 30 days' written notice if the value of your shares in the Funds is less than $5,000 due to redemption, or such other minimum amount as the Funds may determine from time to time. You may increase the value of your shares in the Funds to the minimum amount within the 30-day period. All shares of the Funds are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Funds. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.

                        DETERMINATION OF NET ASSET VALUE

     The price you pay for your shares is based on the Funds' net asset value per share ("NAV"). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Exchange is closed on weekends, most federal holidays and Good Friday). The NAV is calculated by dividing the value of the Funds' total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

     The Funds' assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the adviser at their fair value, according to procedures approved by the Board of Trustees. The Funds may own securities that are traded primarily on foreign exchanges that trade on weekends or other days the Funds does not price its shares. As a result, the NAV of the Funds may change on days when you will not be able to purchase or redeem your shares of the Funds.

     Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

     The Funds typically distribute substantially all of their net investment income in the form of dividends and taxable capital gains to their shareholders. These distributions are automatically reinvested in the applicable Fund unless you request cash distributions on your application or through a written request. The Funds expect that their distributions will consist primarily of short-term capital gains.

Taxes

     In general, selling or exchanging shares of a Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. You may want to avoid making a substantial investment when a Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

     Early each year, the Funds will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

     The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax adviser about your investment.

                             MANAGEMENT OF THE FUNDS

     Paragon Capital Management, Inc., 3651 N 100 E., Suite 275, Provo, UT 84604, serves as investment adviser to the Funds. Clients of Paragon Capital Management, Inc. include individual investors, businesses, pension and profit sharing plans, and non-profit organizations.


     The Funds' co-portfolio managers, David A. Young and Jonathan Ferrell, have been primarily responsible for the day-to-day management of the Funds' portfolios since their inception. Mr. Young has been the president of the adviser since he founded the firm in 1993 and has been managing investment portfolios using sector rotation techniques since 1986. Mr. Ferrell is the adviser's Director of Investment Research and has been managing investment portfolios since December 1997. He was a financial analyst for the firm from December 1997 until March 1999, when he became the Director of Investment Research. Previous to that time, he attended Brigham Young University.


     The adviser (not the Funds) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Funds shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.


     Effective March 21, 2002, the Paragon Dynamic Fortress Fund is authorized to pay the adviser an annual fee equal to 1.95% of its average daily net assets. Prior to that date, the annual advisory fee was 2.25% of average daily net assets. For the fiscal year ended May 31, 2002, the adviser received advisory fees from the Paragon Dynamic Fortress Fund at a rate of _____% of average daily net assets.


     The Paragon Fund is authorized to pay the adviser a fee equal to 1.95% of its average daily net assets.

                              FINANCIAL HIGHLIGHTS

     The following tables are intended to help you better understand the Funds' financial performance since their inception. Certain information reflects financial results for a single share. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by McCurdy & Associates CPA's, Inc., whose report, along with the Funds' financial statements, are included in the Funds' annual report, which is available upon request.


                          Paragon Dynamic Fortress Fund


                                                                              Year ended        Period ended
                                                                              May 31,2002       May 31,2001   (c)
                                                                          -------------------------------------
Selected Per Share Data

Net asset value, beginning of period                                       $         9.47       $        10.00
                                                                          -------------------------------------
Income from investment operations
  Net investment income (loss)                                                       0.01                 0.35
  Net realized and unrealized gain (loss)                                           (0.95)               (0.67)
                                                                          -------------------------------------
Total from investment operations                                                    (0.94)               (0.32)
                                                                          -------------------------------------
Less Distributions to shareholders:
  From net investment income                                                        (0.17)               (0.21)
  From net realized gain                                                            (0.26)                0.00
                                                                          -------------------------------------
Total distributions                                                                 (0.43)               (0.21)

                                                                          -------------------------------------
Net asset value, end of period                                             $         8.10       $         9.47
                                                                          =====================================
Total Return                                                                       (10.12)%              (1.87)%(b)

Ratios and Supplemental Data

Net assets, end of period (000)                                            $        10,353      $        16,654
Ratio of expenses to average net assets before reimbursement
  excluding dividends and borrowing cost on securities sold short.                    2.76%                2.25%(a)
Ratio of expenses to average net assets before reimbursement
   on expenses from dividends on securities sold short.                               0.11%                0.05%(a)
Total ratio of expenses to average net assets before reimbursement                    2.87%                2.30%(a)
Ratio of expenses to average net assets after reimbursement
  excluding dividends and borrowing cost on securities sold short.                    2.74%                2.25%(a)
Ratio of expenses to average net assets after reimbursement
   on expenses from dividends on securities sold short.                               0.11%                0.05%(a)
Total ratio of expenses to average net assets after reimbursement                     2.85%                2.30%(a)
Ratio of net investment income to average net assets                                  0.10%                3.45%(a)
Ratio of net investment income to average net assets
   before expense reimbursement                                                       0.09%                3.45%(a)

                                                                                     3210.11%               977.69%
(a)  Annualized.
(b)  For periods of less than a full year, total return is not annualized.
(c)  For the period June 8, 2000  (Commencement  of Operations)  through May 31,
     2001.


                                          Paragon Fund



                                                                              Period ended
                                                                              May 31,2002    (b)
                                                                           -------------------
Selected Per Share Data
Net asset value, beginning of period                                        $           10.00
                                                                           -------------------
Income from investment operations
  Net investment income (loss)                                                          (0.14)
  Net realized and unrealized gain (loss)                                               (1.39)
                                                                           -------------------
Total from investment operations                                                        (1.53)
                                                                           -------------------
Less Distributions to shareholders:
  From net investment income                                                             0.00
  From net realized gain                                                                 0.00
                                                                           -------------------
Total distributions                                                                      0.00
                                                                           -------------------
Net asset value, end of period                                              $            8.47
                                                                           ===================
Total Return                                                                         (15.30)%
Ratios and Supplemental Data
Net assets, end of period (000)                                             $           8,324
Ratio of expenses to average net assets                                                  3.63%(a)
Ratio of net investment income to
  average net assets                                                                   (3.22)%(a)
Portfolio turnover rate                                                              2,684.23%

(a)  Annualized.
(b) For the period December 20, 2001 (Commencement of Operations) through May 31, 2002.

                                 PRIVACY POLICY

     The following is a description of the Funds' policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

o Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and
o Information about your transactions with the Funds, their affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information they collect, as described above, to their service providers (such as the Funds' custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION

     Several additional sources of information are available to you. The Statement of Additional Information ("SAI"), incorporated into this prospectus by reference, contains detailed information on the Funds' policies and operations. Annual and semi-annual reports contain management's discussion of market conditions and investment strategies that significantly affected the Funds' performance results as of the Funds' latest semi-annual or annual fiscal year end.

     Call the Funds at 1-877-726-4662 to request free copies of the SAI and the Funds' annual and semi-annual reports, to request other information about the Funds and to make shareholder inquiries.

     You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission ("SEC") Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Funds on the EDGAR Database on the SEC's Internet site at http. //www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.



Investment Company Act #811-09541

                                  PARAGON FUNDS

                          Paragon Dynamic Fortress Fund
                                  Paragon Fund

                       STATEMENT OF ADDITIONAL INFORMATION

                                 October 1, 2002

     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of the Paragon Funds dated October 1, 2002. A free copy of the Prospectus can be obtained by writing the transfer agent at 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling 1-877-726-4662.

TABLE OF CONTENTS                                                          PAGE


DESCRIPTION OF THE TRUST AND FUNDS .............................................

INVESTMENT LIMITATIONS .........................................................

TRUSTEES AND OFFICERS...........................................................

PORTFOLIO TRANSACTIONS AND BROKERAGE............................................

DETERMINATION OF SHARE PRICE....................................................

INVESTMENT PERFORMANCE..........................................................

CUSTODIAN.......................................................................

FUND SERVICES...................................................................

ACCOUNTANTS.....................................................................

DISTRIBUTOR.....................................................................

FINANCIAL STATEMENTS............................................................

                     DESCRIPTION OF THE TRUST AND THE FUNDS

     The Paragon Dynamic Fortress Fund and the Paragon Fund (the "Funds") were organized as a non-diversified series of AmeriPrime Advisors Trust (the "Trust") on April 10, 2000 and July 19, 2001, respectively and commenced operations on June 8, 2000 and December 20, 2001, respectively. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The investment adviser to the Funds is Paragon Capital Management, Inc. (the "Adviser").

     The Funds do not issue share certificates. All shares are held in non-certificate form registered on the books of the Funds and the Funds' transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     As of August 30, 2002, the following persons may be deemed to beneficially own or hold of record five percent (5%) or more of the Paragon Dynamic Fortress
Fund: Charles Schwab & Co., 101 Montgomery Street, San Francisco, California 94104 - 99.66%.

     As of August 30, 2002, the following persons may be deemed to beneficially own or hold of record five percent (5%) or more of the Paragon Fund: Charles Schwab & Co., 101 Montgomery Street, San Francisco, California 94104 - 92.30%; Ronald S Lindorf Family Trust, 182 South 280 West, Orem, Utah 84058 - 5.40%.

     As of August 30, 2002, the Adviser shared with certain of its advisory clients the power to vote and investment discretion with respect to [ ]% of the outstanding shares of the Paragon Dynamic Fortress Fund and [ ]% of the Paragon Fund. As a result, the Adviser may be deemed to beneficially own these shares and may be deemed to control the Funds. As the controlling shareholder, the Adviser could control the outcome of any proposal submitted to the shareholders for approval, including changes to either Fund's fundamental policies or the terms of the management agreement with the Adviser.

     As of August 30, 2002, the Trustees and officers as a group owned less than one percent of the Paragon Funds.

     For information concerning the purchase and redemption of shares of the Funds, see "How to Buy Shares" and "How to Redeem Shares" in the Prospectus. For a description of the methods used to determine the share price and value of the Funds' assets, see "Determination of Net Asset Value" in the Prospectus and "Determination of Share Price" in this Statement of Additional Information.

                  ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS
                             AND RISK CONSIDERATIONS

     This section contains a discussion of some of the investments the Funds may make and some of the techniques they may use.

     A. Equity  Securities.  In addition to the exchange  traded index  products
        __________________
described in the Prospectus, the Funds may invest in equity securities such as common stock, convertible preferred stock, convertible bonds, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Each Fund may not invest more than 5% of its net assets in either convertible preferred stocks or convertible bonds. The Adviser will limit each Fund's investment in convertible securities to those rated A or better by Standard & Poor's Rating Group ("S&P") or Moody's Investors Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of the Adviser.

     Preferred stock has a preference in liquidation (and, generally dividends) over common stock but is subordinated in liquidation to debt. As a general rule the market value of preferred stocks with fixed dividend rates and no conversion rights varies inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities (for example, common stock) at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks. All preferred stocks are also subject to the same types of credit risks of the issuer as corporate bonds. In addition, because preferred stock is junior to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics. The Adviser expects that generally the preferred stocks in which the Fund invests will be rated at least BBB by Standard & Poor's Ratings Group ("S&P") or Baa by Moody's Investors Services, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of the Adviser.

     Each Fund may invest in foreign companies by purchasing ADRs, EDRs, GDRs and index products like World Equity Benchmark Shares ("WEBS"). ADRs, GDRs and EDRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying foreign stock. WEBS represent a broad portfolio of publicly traded stocks in a selected country. Each WEBS Index Series seeks to generate investment results that generally correspond to the market yield performance of a given Morgan Stanley Capital International (MSCI) index. Neither Fund will invest in foreign companies located in undeveloped or emerging markets.

     To the extent that a Fund invests in ADRs, EDRs, GDRs or foreign index products, the Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information.

     Equity securities also include SPDRs (S&P Depositary Receipts, known as "Spiders"), DIAMONDS, QQQs and a number of other exchange traded funds. SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks that closely tracks the price performance and dividend yield of the S&P 500 Composite Price Index. SPDRs trade on the American Stock Exchange under the symbol SPY. A Midcap SPDR is the same as a SPDR except that it tracks the S&P's Midcap 400 and trades on the American Stock Exchange under the symbol MDY. DIAMONDS represent ownership in the DIAMONDS Trust, a unit investment trust that serves as an index to the Dow Jones Industrial Average (the "Dow") in that its holding consists of the 30 component stocks of the Dow. DIAMONDS trade on the American Stock Exchange under the symbol DIA. QQQs (NASDAQ-100 Index Tracking Stock) represent ownership in the NASDAQ-100 Trust, a unit investment trust that attempts to closely track the price and yield performance of the NASDAQ 100 Index by holding shares of all the companies in the Index. QQQs trade on the American Stock Exchange under the symbol QQQ. The Funds may also invest in exchange traded funds from a variety of financial institutions such as Barclays Global Fund Advisors (iShares), Merrill Lynch (HOLDRs), Fidelity (Fidelity Select Portfolios), PDR Services LLC (Select Sector
SPDR), State Street Capital Markets, LLC (Fortune e-50, Fortune 500, and streetTRACKS) and The Vanguard Group (VIPERs).

     B. Short Sales.  Each Fund may sell a security short in  anticipation  of a
        ___________
decline in the market value of the security. When a Fund engages in a short sale, it sells a security that it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates. Any potential gain is limited to the price at which the Fund sold the security short, and any potential loss is unlimited in size.

     In connection with its short sales, each Fund will be required to maintain a segregated account with the Fund's custodian of cash or high grade liquid assets equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with its broker (not including the proceeds from the short sales). Depending on arrangements made with the broker or custodian, the Fund may not receive any payments (including interest) on collateral deposited with the broker or custodian.

     C. Securities Lending.  Each Fund may make long and short-term loans of its
        __________________
portfolio securities to parties such as broker-dealers, banks, or institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied, should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Adviser. Furthermore, they will only be made if, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

     The Adviser understands that it is the current view of the staff of the Securities and Exchange Commission (the "SEC") that either Fund may engage in loan transactions only under the following conditions: (1) the Fund must receive 100% collateral in the form of cash, cash equivalents (e.g., U.S. Treasury bills or notes) or other high grade liquid debt instruments from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

     Cash received through loan transactions may be invested in any security in which the Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

     D. Restricted  and Illiquid  Securities.  The portfolio of either Fund may
        ____________________________________
contain illiquid securities. Illiquid securities generally include securities, which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements and reverse repurchase agreements maturing in more than seven days, nonpublicly offered securities and restricted securities. Restricted securities are securities the resale of which is subject to legal or contractual restrictions. Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 or Rule 144A promulgated under such Act. Where registration is required, either Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time such security may be sold under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than the price it could have obtained when it decided to sell. Neither Fund will invest more than 15% of its net assets in illiquid securities.

     With respect to Rule 144A securities, these restricted securities are treated as exempt from the 15% limit on illiquid securities, provided that a dealer or institutional trading market in such securities exists. Neither Fund, however, will invest more than 10% of its net assets in Rule 144A securities. Under the supervision of the Board of Trustees, the Adviser determines the liquidity of restricted securities and, through reports from the Adviser; the Board of Trustees will monitor trading activity in restricted securities. If institutional trading in restricted securities were to decline, the liquidity of the Fund holding such securities could be adversely affected.

     E. U.S. Government Securities.  U.S. government securities are high-quality
        __________________________
debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. For example, securities issued by the Farm Credit Banks or by the Federal National Mortgage Association are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. However, securities issued by other agencies or instrumentalities are supported only by the credit of the entity that issued them.

     F. Corporate  Debt  Securities.  Corporate  debt  securities  are long and
        ___________________________
short-term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Adviser considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by S&P or Baa or higher by Moody's, or if unrated, determined by the Adviser to be of comparable quality. Investment grade dept securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than in higher rated categories.


     G. Financial Services Industry Obligations. Each Fund may invest in each of
        _______________________________________
the following obligations of the financial services industry:

          (1)  Certificate  of Deposit.  Certificates  of deposit are negotiable
               _______________________
     certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

          (2)  Time  Deposits.   Time  deposits  are   non-negotiable   deposits
               ______________
     maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate.

          (3) Bankers' Acceptances.  Bankers' acceptances are credit instruments
              ____________________
     evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

     H. Repurchase Agreements. Each Fund may invest in repurchase agreements fully collateralized by obligations issued by the U.S. government or agencies of the U.S. government ("U.S. Government Obligations"). A repurchase agreement is a short term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government Obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than 7 days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser to be creditworthy. The Adviser monitors the creditworthiness of the banks and securities dealers with which a Fund engages in repurchase transactions.

     I. Foreign Securities. Purchases of foreign securities entail certain risks. For example, there may be less information publicly available about a foreign company then about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

     J. Borrowing. Each Fund is permitted to borrow money up to one-third of the value of its total assets for the purpose of investment as well as for temporary or emergency purposes. Borrowing for the purpose of investment is a speculative technique that increases both investment opportunity and the Fund's ability to achieve greater diversification. However, it also increases investment risk. Because the Fund's investments will fluctuate in value, whereas the interest obligations on borrowed funds may be fixed, during times of borrowing, the Fund's net asset value may tend to increase more when its investments increase in value, and decrease more when its investments decrease in value. In addition, interest costs on borrowings may fluctuate with changing market interest rates and may partially offset or exceed the return earned on the borrowed funds. Also, during times of borrowing under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

     K. Options Transactions. Each Fund may engage in option transactions involving individual securities and stock indexes. An option involves either:
(a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, the Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid debt obligations sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

     The purchase and writing of options requires additional skills and techniques beyond normal portfolio management, and involves certain risks. The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When a Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When a Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option or, in the case of over-the-counter options, the writer does not perform its obligations.

                             INVESTMENT LIMITATIONS

     Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Funds and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Funds. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Funds mean the lesser of: (1) 67% or more of the outstanding shares of the Funds present at a meeting, if the holders of more than 50% of the outstanding shares of the Funds are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Funds. Other investment practices, which may be changed by the Board of Trustees without the approval of shareholders to, the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

     1. Borrowing Money. The Funds will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Funds; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Funds' total assets at the time when the borrowing is made. This limitation does not preclude the Funds from entering into reverse repurchase transactions, provided that the Funds have an asset coverage of 300% for all borrowings and repurchase commitments of the Funds pursuant to reverse repurchase transactions.

     2. Senior Securities. The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Funds, provided that the Funds' engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated there under or interpretations of the SEC or its staff.

     3. Underwriting. The Funds will not act as underwriter of securities issued
        ____________
by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Funds may be deemed an underwriter under certain federal securities laws.

     4. Real Estate. The Funds will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Funds from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

     5. Commodities. The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Funds from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6. Loans.  The Funds will not make loans to other persons,  except:  (a) by
        _____
loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. Concentration. The Funds will not invest 25% or more of its total assets
        _____________
in a particular industry. The Funds will not invest 25% or more of its total assets in any investment company that concentrates. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Funds and are Non-Fundamental (see "Investment Limitations - Fundamental" above).

     1. Pledging.  The Funds will not mortgage,  pledge,  hypothecate or in any
        ________
manner transfer, as security for indebtedness, any assets of the Funds except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2. Borrowing.  The Funds will not purchase any security  while  borrowings
        _________
(including reverse repurchase agreements) representing more than one third of its total assets are outstanding.

     3. Margin Purchases. The Funds will not purchase securities or evidences of
        ________________
interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Funds for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options; futures contracts, short sales and other permitted investments and techniques.

     4. Options.  The Funds will not purchase or sell puts,  calls,  options or
        _______
straddles, except as described in the Statement of Additional Information.

     5. Illiquid Investments. The Funds will not invest more than 15% of its net
        ____________________
assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.






                             THE INVESTMENT ADVISER

     The Adviser is Paragon Capital Management, Inc., 3651 N. 100 E., Provo, UT 84604. Together, David Allen Young and Catherine B. Young own 100% of, and may be deemed to control, Paragon Capital Management, Inc.

     Under the terms of each management agreement, the Adviser manages each Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, each Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.95% of the average daily net assets of each Fund. The Adviser may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Adviser to waive any fees in the future.

     The Management Agreement for the Paragon Fund was approved by the Board at a meeting held on September 20, 2001. In determining whether to approve the Management Agreement, the Trustees considered the Adviser's qualifications and experience in managing other funds for the Trust and acknowledged that they had recently reviewed the Adviser's financial statements for year ended May 31, 2001. The Adviser assured the Trustees of its commitment to the Fund and the Adviser's ability to support the Fund. The Trustees discussed the nature and quality of the services to be provided by the Adviser and, based upon the information provided, it was the Board's consensus that the fee to be paid to the Adviser pursuant to the Management Agreement was reasonable, that the overall arrangement provided under the terms of the Management Agreement was a reasonable business arrangement, and that the renewal of the Management Agreement was in the best interests of the Paragon Fund's shareholders.

     A new Management Agreement for the Paragon Dynamic Fortress Fund was approved by the Board on December 11, 2001. Under the previous management agreement, the Adviser paid most of the Fund's operating expenses, including custodial fees. Because the Paragon Dynamic Fortress Fund's investment strategy involves the frequent purchase and sale of securities, the Fund's custodial fees were significantly higher than anticipated. The Adviser informed the Board that it was no longer willing to pay the Paragon Dynamic Fortress Fund's operating expenses. Instead, the Adviser proposed that it continue to perform investment advisory services for a reduced fee, but no longer be responsible for payment of Fund's operating expenses.

     In evaluating the impact of the new Management Agreement, the Board requested and reviewed, with the assistance of legal counsel, materials furnished by the Adviser, including financial information, and discussed the new Management Agreement. Based on its review, the Board determined that the approval of the new Management Agreement was in the best interests of the Fund and its shareholders. The Trustees also gave careful consideration to factors deemed relevant to the Trust and the Paragon Dynamic Fortress Fund, including the proposed fee and expense structure. The Board viewed as significant the fact that the total amount of fees paid to Paragon under the new Management Agreement would be lower than the fees paid to the Adviser under the previous management agreement and that, other than the change in the fee and expense structure, the terms of the previous agreement and the new Management Agreement were substantially similar. The Trustees recognized that, initially, the new Management Agreement would result in an increase in the Paragon Dynamic Fortress Fund's expenses. However, they gave particular consideration to the possibility (if the Fund is able to increase its asset size sufficiently to reduce its other expenses) that the new expense structure could result in significant savings to shareholders.

     As a result of their considerations, the Board determined that the proposed new Management Agreement was in the best interests of the Paragon Dynamic Fortress Fund and its shareholders. In making this determination, the Board primarily evaluated (i) its satisfaction with the experience, reputation, qualifications and background of the Adviser's investment personnel, (ii) the nature and quality of operations and services that the Adviser would continue to provide the Fund, (iii) the benefits of continuity in services to be provided by the Adviser under the new Management Agreement, and (iv) the effect of the new fee structure on the Fund's total operating expenses.

     The Adviser retains the right to use the name "Paragon" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "Paragon" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

     The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Funds believes that there would be no material impact on the Funds or their shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Funds may from time to time purchase securities issued by banks that provide such services; however, in selecting investments for the Funds, no preference will be shown for such securities.

     The Trust, Adviser and Funds' distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Funds. You may obtain a copy of the Code from the SEC.

                              TRUSTEES AND OFFICERS

     The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed. As of December 31, 2001, the terms "Fund Complex" and "AmeriPrime Family of Funds" refers to AmeriPrime Funds and AmeriPrime Advisors Trust.

     The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                     Position(s) Held        Length of            in Fund Complex
              Name, Age and Address                     with Trust          Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------
Gary E. Hippenstiel                                      Trustee        Trustee since 1995              32
600 Jefferson Street
Suite 350
Houston, TX  77002
Year of Birth:  1947
--------------------------------------------------- ------------------- --------------------- ------------------------
----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
----------------------------------------------------------------------- ----------------------------------------------
Director, Vice President and Chief Investment Officer of Legacy Trust
None Company since 1992; President and Director of Heritage Trust
Company from 1994-1996; Vice President and Manager of Investments of
Kanaly Trust Company from 1988 to 1992.
----------------------------------------------------------------------- ----------------------------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                     Position(s) Held        Length of            in Fund Complex
              Name, Age and Address                     with Trust          Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------
Mark W. Muller                                           Trustee        Trustee since 2002              32
5016 Cedar River Tr.
Ft. Worth, TX. 76137
Year of Birth:  1964
--------------------------------------------------- ------------------- --------------------- ------------------------
----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
----------------------------------------------------------------------- ----------------------------------------------
Trustee of AmeriPrime  Advisers  Trust since 1999.  President of JAMAR                      None
Resources,  Inc., a manufacturers  representative firm, September 2001 to present.  Account  Manager for SCI,  Inc.,  a custom  manufacturer, from  April  2002 to  September  2001.  Account  Manager  for  Clarion
Technologies,  a manufacturer of automotive, heavy truck, and consumer goods,  from 1996 to April 2000.  From 1986 to 1996,  an engineer  for
Sicor, a telecommunication hardware company.
----------------------------------------------------------------------- ----------------------------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                     Position(s) Held        Length of            in Fund Complex
              Name, Age and Address                     with Trust          Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------
Richard J. Wright, Jr.                                   Trustee        Trustee since 2002              32
13532 N. Central Expressway MS 3800
Dallas, TX 75243
Year of Birth:  1962
--------------------------------------------------- ------------------- --------------------- ------------------------
----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
----------------------------------------------------------------------- ----------------------------------------------
Trustee of AmeriPrime  Advisers  Trust since 1999.  Various  positions                      None
with Texas Instruments,  a technology company,  since 1985,  including
the   following:   Program   Manager   for   Semi-Conductor   Business
Opportunity  Management System,  1998 to present;  Development Manager
for  we-based  interface,   1999  to  present;   Systems  Manager  for
Semi-Conductor  Business Opportunity  Management System, 1997 to 1998;
Development  Manager for Acquisition  Manager,  1996-1997;  Operations
Manager for Procurement Systems, 1994-1997.
----------------------------------------------------------------------- ----------------------------------------------


     The Trust's audit committee consists of Mr. Hippenstiel, Mr. Muller and Mr. Wright. The audit committee is responsible for overseeing the Funds' accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Funds' financial statements and the independent audit of the financial statements; and acting as a liaison between the Funds' independent auditors and the full Board of Trustees. The audit committee held [ ] meetings during the fiscal year ended May 31, 2002.

The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.



--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                      Position(s) In         Length of            in Fund Complex
              Name, Age and Address                    Fund Complex         Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------
Kenneth D. Trumpfheller*                            President,          Trustee and                     32
1725 E. Southlake Blvd.                             Secretary and       President since
Suite 200                                           Trustee             1995; Secretary
Southlake, Texas  76092                                                 since 2000
Year of Birth:  1958
--------------------------------------------------- ------------------- --------------------- ------------------------
----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
----------------------------------------------------------------------- ----------------------------------------------
President and Managing  Director of Unified Fund  Services,  Inc., the                      None
Fund's  transfer  agent,  fund  accountant  and  administrator,  since
October  2000.  President,   Treasurer  and  Secretary  of  AmeriPrime
Financial  Services,  Inc., a fund  administrator,  (which merged with
Unified  Fund  Services,   Inc.)  from  1994  through   October  2000.
President,   Treasurer   and   Secretary   of   AmeriPrime   Financial
Securities,  Inc., the Trust's distributor through December 2000, from
1994 through December 2000.
----------------------------------------------------------------------- ----------------------------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                      Position(s) in         Length of            in Fund Complex
              Name, Age and Address                    Fund Complex         Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------
Robert A. Chopyak                                   Treasurer      and  Treasurer and CFO               N/A
1725 E. Southlake Blvd.                             Chief    Financial  since 2000
Suite 200                                           Officer
Southlake, Texas  76092
Year of Birth:  1968
--------------------------------------------------- ------------------- --------------------- ------------------------
----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
----------------------------------------------------------------------- ----------------------------------------------
Assistant  Vice-President of Financial  Administration of Unified Fund                      None
Services,  Inc.,  the  Fund's  transfer  agent,  fund  accountant  and administrator,  since August  2000.  Manager of  AmeriPrime  Financial
Services,  Inc.  from  February  2000 to August  2000.  Self-employed, performing Y2K testing,  January 1999 to January 2000.  Vice President of Fund  Accounting,  American  Data  Services,  Inc.,  a mutual  fund services company, October 1992 to December 1998.
----------------------------------------------------------------------- ----------------------------------------------


* Mr. Trumpfheller in an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be and "interested person" of the Trust because he is a registered principal of the Trust's distributor

     The following table provides information regarding shares of the Funds and other portfolios of the AmeriPrime Family of Funds owned by each Trustee as of December 31, 2001.












-------------------------------------- ---------------------------------------- --------------------------------------
                                                                                 Aggregate Dollar Range of Shares of
                                                                                  all Funds Overseen by the Trustee
                                                                                   Within the AmeriPrime Family of
               Trustee                       Dollar Range of Fund Shares                       Funds*
-------------------------------------- ---------------------------------------- --------------------------------------
-------------------------------------- ---------------------------------------- --------------------------------------
Gary E. Hippenstiel                                     None                                 $1-$10,000
-------------------------------------- ---------------------------------------- --------------------------------------
-------------------------------------- ---------------------------------------- --------------------------------------
Mark W. Muller                                          None                               $10,001-$50,000
-------------------------------------- ---------------------------------------- --------------------------------------
-------------------------------------- ---------------------------------------- --------------------------------------
Kenneth D. Trumpfheller                                 None                              $50,001-$100,000
-------------------------------------- ---------------------------------------- --------------------------------------
-------------------------------------- ---------------------------------------- --------------------------------------
Richard J. Wright                                       None                               $10,001-$50,000
-------------------------------------- ---------------------------------------- --------------------------------------


     *As of December 31, 2001, the terms "Fund Complex" and "AmeriPrime Family of Funds" refers to AmeriPrime Funds and AmeriPrime Advisors Trust.

     The compensation paid to the Trustees of the Trust for the fiscal year ended May 31, 2002 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.

------------------------------------------------ ----------------------------------- ---------------------------------
                                                                                      Total Compensation from Trust
                                                                                      and AmeriPrime Advisors Trust
Name                                             Aggregate Compensation from Trust
------------------------------------------------ ----------------------------------- ---------------------------------
------------------------------------------------ ----------------------------------- ---------------------------------
Kenneth D. Trumpfheller                                          $0                                 $0
------------------------------------------------ ----------------------------------- ---------------------------------
------------------------------------------------ ----------------------------------- ---------------------------------
Gary E. Hippenstiel                                              $0                                $[ ]
------------------------------------------------ ----------------------------------- ---------------------------------
------------------------------------------------ ----------------------------------- ---------------------------------
Mark W. Muller                                                  $[ ]                               $[ ]
------------------------------------------------ ----------------------------------- ---------------------------------
------------------------------------------------ ----------------------------------- ---------------------------------
Richard J. Wright                                               $[ ]                               $[ ]
------------------------------------------------ ----------------------------------- ---------------------------------



**Mr. Hippenstiel was elected to the Board on July 22, 2002

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Trustees, the Adviser is responsible for the Funds' portfolio decisions and the placing of the Funds' portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

     The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Funds and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

     Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Funds effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Funds. Although research services and other information are useful to the Funds and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Funds under the Agreement. During the period June 8, 2000 (commencement of operations) through the fiscal year ended May 31, 2002, no brokerage transactions were directed by either of the Funds to any brokers because of research services provided by the broker.

     The Funds have no obligation to deal with any broker or dealer in the execution of its transactions. However, it is contemplated that Delta Equity Services Corp. ("Delta"), in its capacity as a registered broker-dealer, may effect securities transactions that are executed on a national securities exchange and over-the-counter transactions conducted on an agency basis. The portfolio managers of the Funds are, or will be, registered representatives of Delta and will be compensated by Delta for Funds transactions executed by Delta. Such transactions will be executed at competitive commission rates through Fleet Securities, Inc. or other clearing brokers through which Delta clears trades. The portfolio managers' arrangement with Delta may give rise to a conflict of interest, because the portfolio managers will receive compensation for transactions effected through Delta, but not for transactions effected through other broker-dealers.

     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

     Under the Investment Company Act of 1940, persons affiliated with an affiliate of the Adviser may be prohibited from dealing with the Funds as a principal in the purchase and sale of securities. Delta may be deemed to be an indirect affiliate of the Adviser. Therefore, Delta will not serve as the Funds' dealer in connection with over-the-counter transactions. However, Delta may serve as the Funds' broker in over-the-counter transactions conducted on an agency basis and will receive brokerage commissions in connection with such transactions.

     The Funds will not effect any brokerage transactions in its portfolio securities with Delta if such transactions would be unfair or unreasonable to the Funds' shareholders, and the commissions will be paid solely for the execution of trades and not for any other services. The Agreement provides that affiliates of affiliates of the Adviser may receive brokerage commissions in connection with effecting such transactions for the Funds. In determining the commissions to be paid to Delta, it is the policy of the Funds that such commissions will, in the judgment of the Board of Trustees, be: (a) at least as favorable to the Funds as those which would be charged by other qualified brokers having comparable execution capability; and (b) at least as favorable to the Funds as commissions contemporaneously charged by Delta on comparable transactions for its most favored unaffiliated customers, except for customers of Delta considered by a majority of the Trust's disinterested Trustees not to be comparable to the Funds. The disinterested Trustees from time to time review, among other things, information relating to the commissions charged by Delta to the Funds and its other customers, and rates and other information concerning the commissions charged by other qualified brokers.

     The Agreement does not provide for a reduction of the Adviser's fee by the amount of any profits earned by Delta or the registered representatives from brokerage commissions generated from portfolio transactions of the Funds.

     While the Funds contemplate no ongoing arrangements with any other brokerage firms, brokerage business may be given from time to time to other firms. Delta will not receive reciprocal brokerage business as a result of the brokerage business placed by the Funds with others.

     When the Funds and another of the Adviser's clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Funds because of the increased volume of the transaction. If the entire blocked order is not filled, the Funds may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Funds may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The allocation may be adjusted by the Adviser, taking into account such factors as the size of the individual orders and transaction costs, when the Adviser believes an adjustment is reasonable. For the period June 8, 2000 (commencement of operations) through May 31, 2002, and for the fiscal year ended May 31, 2002, the Paragon Dynamic Fortress Fund paid brokerage commissions of $[---,---] and $[--,---], respectively. For the period December 20, 2001 (commencement of operations) through May 31, 2002, the Paragon Fund paid brokerage commissions of $[--,---]. For the fiscal year ended May 31, 2002, Delta Equities received [--]% of all brokerage commissions paid by the Paragon Dynnamic Fortress Fund for effecting [--]% of all of that Fund's brokerage transactions. For the period December 20, 2001 through May 31, 2002, Delta Equities received [--]% of all brokerage commissions paid by the Paragon Fund for effecting [--]% of all of that Fund's brokerage transactions.

                          DETERMINATION OF SHARE PRICE

     The price (net asset value) of the shares of the Funds is determined at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Exchange is closed on weekends, most federal holidays and Good Friday). Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

                             INVESTMENT PERFORMANCE

     The Funds may periodically advertise, "average annual total return." "Average annual total return," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                  P(1+T)n=ERV

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV      =        ending redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period. If either of the Funds has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

     "Average annual total return after taxes on distributions," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

                  P(1+T)n=ATVD

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions)
                  n        =        number of years
                  ATVD               ending value at the end of the applicable
                                    period of the hypothetical $1,000 investment made at the beginning of the applicable period, after taxes on fund distributions but not after taxes on redemption.

     The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

     "Average annual total return after taxes on distributions and redemption," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

                  P(1+T)n=ATVDR

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions and redemption)
                  n        =        number of years
                  ATVDR             ending value at the end of the applicable
                                    period of the hypothetical $1,000 investment made at the beginning of the applicable period, after taxes on fund distributions and redemption.

     The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

     The Funds may also advertise performance information (a "non-standardized quotation"), which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Funds' shares) as of the end of a specified period. These non-standardized quotations do not include the effect of any applicable sales load, which, if included, would reduce the quoted performance. A non-standardized quotation of total return will always be accompanied by the Funds' average annual total return (before taxes).

     The Funds' investment performances will vary depending upon market conditions, the composition of the Funds' portfolio and operating expenses of the Funds. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Funds' performances to those of other investment companies or investment vehicles. The risks associated with the Funds' investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

     The following tables provides information regarding the Paragon Funds' performance (for the periods ended May 31, 2002).

----------------------------------------------------------------------------------------------------------------------
                          PARAGON DYNAMIC FORTRESS FUND
----------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------- -------------------------- --------------------------
                                                                          1 Year                 Since Inception1
---------------------------------------------------------------- -------------------------- --------------------------
---------------------------------------------------------------- -------------------------- --------------------------
Average Annual Total Return                                                [ ]%                       [ ]%
---------------------------------------------------------------- -------------------------- --------------------------
---------------------------------------------------------------- -------------------------- --------------------------
Average Annual Total Return After Taxes on Distributions
                                                                           [ ]%                       [ ]%
---------------------------------------------------------------- -------------------------- --------------------------
---------------------------------------------------------------- -------------------------- --------------------------
Average Annual Total Return After Taxes on Distributions and
Redemptions                                                                [ ]%                       [ ]%
---------------------------------------------------------------- -------------------------- --------------------------
----------------------------------------------------------------------------------------------------------------------
                                  PARAGON FUND
----------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------- -------------------------- --------------------------
                                                                          1 Year                 Since Inception2
---------------------------------------------------------------- -------------------------- --------------------------
---------------------------------------------------------------- -------------------------- --------------------------
Average Annual Total Return                                                [ ]%                       [ ]%
---------------------------------------------------------------- -------------------------- --------------------------
---------------------------------------------------------------- -------------------------- --------------------------
Average Annual Total Return After Taxes on Distributions
                                                                           [ ]%                       [ ]%
---------------------------------------------------------------- -------------------------- --------------------------
---------------------------------------------------------------- -------------------------- --------------------------
Average Annual Total Return After Taxes on Distributions and
Redemptions                                                                [ ]%                       [ ]%
---------------------------------------------------------------- -------------------------- --------------------------

1 June 8, 2000
2 December 20, 2001



     From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of either of the Funds may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Funds or considered to be representative of the stock market in general. These may include the S&P 500 Stock Index, the NASDAQ Composite Index or the Dow Jones Industrial Average.

     In addition, the performance of the Funds may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Funds. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also might be used.

                                    CUSTODIAN

     U.S. Bank, N.A., 425 Walnut Street M.L 6118, Cincinnati, Ohio 45202, is custodian of the Funds' investments. The custodian acts as the Funds' depository; safe keeps their portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Funds' request and maintains records in connection with its duties.



                                  FUND SERVICES

     Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Funds' transfer agent. A Trustee and the officers of the Trust are members of management and/or employees of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from each of the Funds of $1.20 per shareholder (subject to a minimum monthly fee of $900) for these transfer agency services. Prior to March 21, 2002, these fees were paid by the Adviser.

     In  addition,  Unified  provides the Funds with fund  accounting  services, which includes certain monthly reports, record keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from each of the Funds equal to 0.0275% of each Fund's assets up to $100 million, 0.0250% of each Fund's assets from $100 million to $300 million, and 0.0200% of each Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,100 per month for assets of $20 to $100 million). For the period June 8, 2000 (commencement of operations) through May 31, 2002, and for the fiscal year ended May 31, 2002, Unified received $[--,---] and $[--,---], respectively, from the Adviser on behalf of the Paragon Dynamic Fortress Fund for these accounting services. Prior to March 21, 2002, these fees were paid by the Adviser. For the period December 20, 2001 (commencement of operations) through May 31, 2002, Unified received $[--,---] from the Adviser on behalf of the Paragon Fund for these accounting services.

     Unified also provides the Funds with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Adviser equal to an annual rate of 0.10% of each Fund's assets under $50 million, 0.075% of each Fund's assets from $50 million to $100 million, and 0.050% of each Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the period June 8, 2000 (commencement of operations) through May 31, 2002, and for the fiscal year ended May 31, 2002, Unified received $[--,---] and $[--,---] from the Adviser on behalf of the Paragon Dynamic Fortress Fund for these administrative services (prior to October 12, 2000, these fees were paid to AmeriPrime Financial Services, Inc. which merged with Unified on that date). For the period December 20, 2001 (commencement of operations) through May 31, 2002, Unified received $[--,---] from the Adviser on behalf of the Paragon Fund for these administrative services.

                                   ACCOUNTANTS

     The firm of McCurdy & Associates CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Funds for the fiscal year ending May 31, 2003. McCurdy & Associates performs an annual audit of the Funds' financial statements and provides financial, tax and accounting consulting services as requested.

                                   DISTRIBUTOR

     Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Funds. Kenneth D. Trumpfheller, a Trustee and officer of the Trust, is a registered principal of, and may be deemed to be an affiliate of, the Distributor. The Distributor is obligated to sell the shares of the Funds on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.

                              FINANCIAL STATEMENTS

     The financial statements and independent auditors' report required to be included in this Statement of Additional Information are incorporated herein by reference to the Funds' Annual Report to Shareholders for the fiscal year ended May 31, 2002. The Funds will provide the Annual Report without charge upon written request or request by telephone.


349642.6

PART C:  OTHER INFORMATION

Item 23.  Exhibits

(a) Articles of Incorporation. Registrant's Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Registration Statement, is hereby incorporated by reference.

     (i) Amendment No. 1 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

     (ii) Amendment No. 2 to Registrant's Declaration of Trust which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

     (iii) Amendments No. 3-5 to Registrant's Declaration of Trust, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, are hereby incorporated by reference.

     (iv) Amendment No. 6 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22, is hereby incorporated by reference.

     (v) Amendment No. 7 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22, is hereby incorporated by reference.

     (vi) Amendment No. 8 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22, is hereby incorporated by reference.

     (vii) Amendment No. 9 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22, is hereby incorporated by reference.

     (viii) Amendment No. 10 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22, is hereby incorporated by reference.

     (ix) Amendment No. 11 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

     (x) Amendment No. 12 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

     (xi) Amendment No. 13 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

     (xii) Amendment No. 14 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 24, is hereby incorporated by reference.

     (xiii) Amendment No. 15 and 16 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 25, are hereby incorporated by reference.

(b)  By-laws.   Registrant's  By-laws,   which  were  filed  as  an  Exhibit  to
Registrant's Registration Statement, are hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holders. None (other than in the Declaration of Trust and By-laws of the Registrant).

(d) Investment Advisory Contracts.

     (i) Registrant's Management Agreement with StoneRidge Investment Partners, LLC for the StoneRidge Equity Fund, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

     (ii) Registrant's Management Agreement with StoneRidge Investment Partners, LLC for the StoneRidge Small Cap Growth Fund (formerly the StoneRidge Small Cap Equity Fund), which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

     (iii) Registrant's Management Agreement with StoneRidge Investment Partners, LLC for the StoneRidge Bond Fund, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

     (iv) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Opportunity Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

     (v) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

     (vi) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Large Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

     (vii) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Fixed Income Fund, which was filed as an Exhibit to
Registrant's   Post-Effective   Amendment  No.  3,  is  hereby  incorporated  by
reference.

     (viii) Advisory Agreement for the Monteagle Opportunity Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

     (ix) Advisory Agreement for the Monteagle Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.


     (x) Advisory Agreement for the Monteagle Large Cap Fund and the Monteagle Fixed Income Fund is filed herewith.

     (xi) Registrant's Management Agreement with Cloud, Neff & Associates, Inc. for the Cloud, Neff Capital Appreciation Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

     (xii) Registrant's Management Agreement with Paragon Capital Management, Inc. for the Paragon Dynamic Fortress Fund (formerly the Paragon Uncorrelated Return Fund) is filed herewith.

     (xiii) Registrant's Management Agreement with Riccardi Group LLC for the Master High Yield Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

     (xiv) Registrant's Management Agreement with Polynous Capital Management, Inc. for the Polynous Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22, is hereby incorporated by reference.

     (xv) Registrant's Management Agreement with Iron Financial Management, Inc. for the Iron Market Opportunity Fund, which was filed as an Exhibit to
Registrant's   Post-Effective  Amendment  No.  23,  is  hereby  incorporated  by reference.

     (xvi) Registrant's Management Agreement with Sheer Asset Management, Inc. for the Bull Moose Growth Fund (formerly the Thematic Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

     (xvii) Registrant's Management Agreement with Bates Total Asset Management, Inc. for the RiverGuide Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 24, is hereby incorporated by reference.

     (xviii) Registrant's Management Agreement with Paragon Capital Management, Inc. for the Paragon Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 33, is hereby incorporated by reference.

     (xix) Registrant's Management Agreement with Warren Asset Management, LLC, for the DG Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 33, is hereby incorporated by reference.

         (xx) Registrant's Management Agreement with Wertz York Capital Management Group, LLC for the Institutional Short-Term Government Bond Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 32, is hereby incorporated by reference.

     (xxi) Registrant's Management Agreement with Unified Investment Advisers, Inc. for the Liquid Green Money Market Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 31, is hereby incorporated by reference.



(e)  Underwriting Contracts.

     (i) Registrant's Underwriting Agreement with Unified Financial Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.

     (ii) Registrant's Underwriting Agreement with Polynous Securities, LLC, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22, is hereby incorporated by reference.

     (iii) Registrant's form of Dealer Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.

     (iv)  Registrant's  Exhibit  A  to  Underwriting   Agreement  with  Unified
Financial Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

(f)  Bonus or Profit Sharing Contracts.  None.

(g)  Custodian Agreements.


     (i) Registrant's Custodian Agreement with U.S. Bank, N.A., which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

     (ii) Registrant's Appendix B to Custodian Agreement with U.S. Bank, N.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.


     (iii) Registrant's Custodian Agreement with The Huntington National Bank, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 27, is hereby incorporated by reference.

(h)  Other Material Contracts.  None.

(i)  Legal Opinion.

     (i)  Opinion  of  Thompson  Hine  LLP,  which was  filed as an  Exhibit  to
Registrant's   Post-Effective  Amendment  No.  28,  is  hereby  incorporated  by reference.

     (ii) Consent of Thompson Hine LLP is filed herewith.

(j)  Other Opinions.

     (i) Consent of McCurdy & Associates CPA's, Inc. is filed herewith.

     (ii) Consent of Deloitte & Touche LLP with respect to the Interstate Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 25, is hereby incorporated by reference.

(k)  Omitted Financial Statements.  None.

(l) Initial Capital Agreements. Letter of Initial Stockholder, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(m)  Rule 12b-1 Plan.



     (i) Registrant's Rule 12b-1 Distribution Plan for the Master High Yield Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.

         (ii) Registrant's Rule 12b-1 Distribution Plan for the Polynous Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22, is hereby incorporated by reference.

     (iii) Registrant's Rule 12b-1 Distribution Plan for the Iron Market Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 21, is hereby incorporated by reference.

     (iv) Registrant's Rule 12b-1 Distribution Plan for the Bull Moose Growth Fund (formerly the Thematic Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 21, is hereby incorporated by reference.


     (v) Registrant's Rule 12b-1 Distribution Plan for the Liquid Green Money Market Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 26, is hereby incorporated by reference.

     (vi) Registrant's Shareholder Services Plan for the Liquid Green Money Market Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 26, is hereby incorporated by reference


(n) Rule 18f-3 Plan. Multiple Class Plan for the Master High Yield Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.

(o)  Reserved.

(p)      Codes of Ethics.

     (i) Code of Ethics of Registrant, its advisers and Unified Financial Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22, is hereby incorporated by reference.

     (ii) Amended Schedule A to the Code of Ethics, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 33, is hereby incorporated by reference.

(q)  Powers of Attorney.


     (i) Power of Attorney for Registrant and Certificate with respect thereto are filed herewith.

     (ii) Powers of Attorney for the officers and Trustees are filed herewith.


Item 24.  Persons Controlled by or Under Common Control with the Funds

     As of March 4, 2002, First Farmers and Merchant National Bank, Trustee, owned 100% of the Monteagle Large Cap Fund, the Monteagle Value Fund, the Monteagle Fixed Income Fund and the Monteagle Opportunity Growth Fund. As a result, the Monteagle Funds may be deemed to be under common control.

     As of March 4, 2002, Sheet Metal Workers Annuity Fund owned 71.62% of the StoneRidge Equity Fund and 98.98% of the StoneRidge Bond Fund. As a result, the StoneRidge Equity Fund and the StoneRidge Bond Fund may be deemed to be under common control.

     As of March 5, 2002, Paragon Capital Management, Inc. ("Paragon") may be deemed to beneficially own 64.89% of the Paragon Dynamic Fortress Fund. David and Catherine Young own 100% of Paragon and, therefore, may be deemed to control Paragon and to indirectly control the Paragon Dynamic Fortress Fund. As a result, Paragon and the Paragon Dynamic Fortress Fund may be deemed to be under common control.

Item 25.  Indemnification

(a)  Article  VI  of  the   Registrant's   Declaration  of  Trust  provides  for
indemnification of officers and Trustees as follows:

Section 6.4 Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Section 6.5 Advances of Expenses. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c) Pursuant to the Underwriting Agreement with Unified Financial Securities, Inc., the Trust shall indemnify Underwriter and each of Underwriter's Employees (hereinafter referred to as a "Covered Person") against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while serving as the underwriter for the Trust or as one of Underwriter's Employees, or thereafter, by reason of being or having been the underwriter for the Trust or one of Underwriter's Employees, including, but not limited to, liabilities arising due to any misrepresentation or misstatement in the Trust's prospectus, other regulatory filings, and amendments thereto, or in other documents originating from the Trust. In no case shall a Covered Person be indemnified against any liability to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of such Covered Person.

(d) Pursuant to the Underwriting Agreement with Polynous Securities, LLC ("Polynous Securities"), the Trust has agreed to indemnify and hold harmless
Polynous Securities against any and all liability, loss, damages, costs or expenses (including reasonable counsel fees) which Polynous Securities may incur or be required to pay, in connection with any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which Polynous Securities may be involved as a party or otherwise or with which Polynous Securities may be threatened, by reason of the offer or sale of the shares of the Polynous Fund by persons other than Polynous Securities or its representatives, prior to the execution of the Agreement. If a claim is made against Polynous Securities as to which Polynous Securities may seek indemnity, Polynous Securities must notify the Trust promptly of any written assertion of such claim threatening to institute an action or proceeding with respect thereto and must notify the Trust promptly of any action commenced against Polynous Securities within 10 days time after Polynous Securities has been served with a summons or other legal process, giving information as to the nature and basis of the claim. Failure so to notify the Trust does not, however, relieve the Trust from any liability which it may have on account of the indemnity under the Agreement if the Trust has not been prejudiced in any material respect by such failure. The Trust has the sole right to control the settlement of any such action, suit or proceeding subject to Polynous Securities' approval, which shall not be unreasonably withheld. Polynous Securities has the right to participate in the defense of any action or proceeding and to retain its own counsel, and the reasonable fees and expenses of such counsel will be borne by the Trust (which shall pay such fees, costs and expenses at least quarterly) if: (i) Polynous Securities has received a written opinion of counsel, on which the Trust is expressly permitted to rely, stating that the use of counsel chosen by the Trust to represent Polynous Securities would present such counsel with a conflict of interest; (ii) the defendants in, or targets of, any such action or proceeding include both Polynous Securities and the Trust, and legal counsel to Polynous Securities must reasonably conclude in a written legal opinion, on which the Trust is expressly permitted to rely, that there are legal defenses available to it which are different from or additional to those available to the Trust or which may be adverse to or inconsistent with defenses available to the Trust (in which case the Trust shall not have the right to direct the defense of such action on behalf of Polynous Securities); or (iii) the Trust shall authorize Polynous Securities to employ separate counsel at the expense of the Trust. Notwithstanding anything to the contrary, it is understood that the Trust shall not, in connection with any action, suit or proceeding, be liable under the Agreement for the fees and expenses of more than one legal counsel.

(e) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

(a) StoneRidge Investment Partners, LLC ("StoneRidge"), 7 Great Valley Parkway, Suite 290, Malvern, PA 19355, adviser to the StoneRidge Equity Fund, StoneRidge Small Cap Growth Fund and StoneRidge Bond Fund, is a registered investment adviser.

     (i) StoneRidge has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and member of StoneRidge is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-56755).

(b) Nashville Capital Corporation ("NCC"), 209 10th Avenue South, Suite 332, Nashville, TN 37203, investment manager to the Monteagle Opportunity Growth Fund, Monteagle Value Fund, Monteagle Large Cap Fund and Monteagle Fixed Income Fund, is a registered investment adviser.

     (i) NCC has engaged in investment banking and general management consulting in the health care industry since 1992 and has engaged in market investment advising to institutional investors since 1993.

     (ii) Information with respect to each officer and member of NCC is incorporated by reference to the Form ADV filed by it under the Investment Advisors Act (File No. 801-32593).

(c) Robinson Investment Group, Inc. ("Robinson"), 5301 Virginia Way, Suite 150, Brentwood, Tennessee 37027, adviser to the Monteagle Value Fund is a registered investment adviser.

     (i) Robinson has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and director of Robinson is incorporated by reference to the Form ADV filed by it under the Investment Advisors Act (File No. 801-51450)

(d) Howe and Rusling, Inc. ("Howe and Rusling"), 120 East Avenue, Rochester, New York 14604, adviser to Monteagle Large Cap Fund and Monteagle Fixed Income Fund is a registered investment adviser.

     (i) Howe and Rusling has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and director of Howe and Rusling is incorporated by reference to the Form ADV filed by it under the Investment Advisors Act (File No. 801-294).

(e)  T.H.  Fitzgerald,   Jr.  ("Fitzgerald"),   180  Church  Street,  Naugatuck,
Connecticut 06770, adviser for the Monteagle Opportunity Growth Fund, is a registered investment adviser.

     (i) Fitzgerald has engaged in no other business during the past two fiscal years.

     (ii)   Information   with  respect  to  each  principal  of  Fitzgerald  is
incorporated by reference to the Form ADV filed by it under the Investment Advisors Act (File No. 801-12196).

(f) Cloud, Neff & Associates, Inc. ("Cloud, Neff"), 606 Park Tower, 5314 South Yale, Tulsa, Oklahoma 74135, adviser to the Cloud, Neff Capital Appreciation Fund, is a registered investment adviser.

     (i) Cloud, Neff has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and director of Cloud, Neff is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-43639).

(g) Paragon Capital Management, Inc. ("Paragon"), 3651 N. 100 E., Suite 275, Provo, Utah 84604, adviser to the Paragon Dynamic Fortress Fund and the Paragon Fund, is a registered investment adviser.

     (i) Paragon has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and director of Paragon is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-45326).

(h) Riccardi Group LLC ("Riccardi"), 340 Sunset Dr., Ft. Lauderdale, Florida 33301, adviser to the Master High Yield Income Fund, is a registered investment adviser.

     (i) Riccardi has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and member of Paragon is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-56024).


(i) Polynous Capital Management, Inc. ("Polynous"), 345 California Street, Suite 1220, San Francisco, CA 94104, adviser to the Polynous Growth Fund, is a registered investment adviser.

     (i) Polynous has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and director of Polynous is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (801-49411).

(j) Iron Financial Management, Inc. ("Iron"), One Northfield Plaza, Suite 111, Northfield, Illinois 60093, adviser to the Iron Market Opportunity Fund, is a registered investment adviser.

     (i) Iron has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and director of Iron is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (801-46417).

(k) The Roosevelt Investment Group ("Roosevelt"), 444 Madison Avenue, New York, New York 10022, adviser to the Bull Moose Growth Fund, is a registered investment adviser.

     (i) Roosevelt has engaged in no other business during the past two years.

     (ii) Information with respect to each officer and director of Roosevelt is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (801-38824).

(l)  Bates  Total  Asset  Management,  Inc.  ("Bates"),  401  Junction  Highway,
Kerrville, Texas 78028, adviser to the RiverGuide Fund, is a registered investment adviser.

     (i) Bates and its officers have engaged in various business activities of a substantial nature during the past two years. Information regarding such activities is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (801-60379).

     (ii) Information with respect to each officer and director of Bates is incorporated by reference to the Form ADV.

(m) Unified Investment Advisers, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, adviser to the Liquid Green Money Market Fund, is a registered investment adviser.

     (i) Unified has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and director of Unified is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (801-48493).

(n) Warren Asset Management, LLC ("Warren"), 805 Kingwood Court, Highland Village, Texas 75077, adviser to the DG Growth Fund and the DG Opportunity Fund, is registered as an investment adviser.

     (i) Warren has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and member of Warren is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (801-60700).

(o) Wertz York Capital Management Group, LLC ("W&Y"), 3550 Buschwood Park Drive, Suite 135, Tampa, Florida 33618, adviser to the Institutional Short-Term Government Bond Fund, is a registered investment adviser.

     (i) W&Y has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and director of W&Y is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (801-60690).


Item 27.  Principal Underwriters

Unified Financial Securities, Inc.:


(a) Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, is the Registrant's principal underwriter (the "Underwriter") for each series of the Trust other than the Polynous Growth Fund. Kenneth D. Trumpfheller may be deemed to be an affiliate of the Underwriter because he is a registered principal of the Underwriter and because of his stock ownership of the corporate parent of the Underwriter. Mr. Trumpfheller is the President and a Trustee of the Registrant. Unified Financial Securities, Inc. is also the underwriter for the AmeriPrime Funds, ATC Funds, Julius Baer Investment Funds, Lindbergh Funds, Metric Wisdom Funds, Milestone Funds, Rockland Fund Trust, Runkel Funds, Securities Management & Timing Fund, the Sparrow Funds and TANAKA Funds.


(b) Information with respect to each director and officer of Unified Financial Securities, Inc. is incorporated by reference to Schedule A of Form BD filed by it under the Securities Exchange Act of 1934 (File No. 8-23508).

(c) Not applicable.

Polynous Securities, LLC:

(a) Polynous Securities, LLC is the principal underwriter of the Polynous Growth Fund ("Polynous Securities"). Kevin L. Wenck is an affiliate of Polynous Securities because he owns a majority interest in the company. Mr. Wenck is also the controlling shareholder of Polynous Capital Management, Inc., adviser to the Polynous Growth Fund. Polynous Securities currently acts as principal underwriter to no other registered investment companies.

(b) Information with respect to each member and officer of Polynous Securities is incorporated by reference to Schedule A of Form BD filed by it under the Securities Exchange Act of 1934 (File No. 8-50805).

(c) Not applicable.

Item 28.  Location of Accounts and Records

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder will be maintained by: the Registrant at 1725 East Southlake Blvd., Southlake, Texas 76092; and/or by the Registrant's custodians, U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202 and The Huntington National Bank, 41 South High Street, Columbus, Ohio 43215; and/or by the Registrant's transfer agent, Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204.

Item 29.  Management Services Not Discussed in Parts A or B

None.

Item 30.  Undertakings

None.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio on the 17th day of September, 2002.

                                                       AmeriPrime Advisors Trust


                                                       By:_____/S/______________
                                                       Donald S. Mendelsohn
                                                       Attorney-in Fact

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


                                               *By:_____/S/_____________________
Robert A. Chopyak,*                            Donald S. Mendelsohn
Treasurer and Chief Financial Officer          Attorney-in-Fact

Gary E. Hippenstiel,*                          September 18th, 2002
Trustee

Mark Muller,*
Trustee

Kenneth D. Trumpfheller,*
President and Trustee

Richard Wright,*
Trustee

                                  EXHIBIT INDEX

1. Investment Advisory Agreement  ..................................EX-99.23.d.x
2. Management  Agreement..........................................EX-99.23.d.xii
3. Consent of Thompson Hine  LLP...................................EX-99.23.i.ii
4. Consent of McCurdy & Associates CPA's,  Inc......................EX-99.23.j.i
5. Power of Attorney for the  Registrant............................EX-99.23.q.i
6. Powers of Attorney for the officers and  Trustees...............EX-99.23.q.ii